STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Dividend yield	0.00%	0.00%
Minimum
Risk-free interest rates	0.77%	2.73%
Volatility	86.00%	71.00%
Expected life (years)	5 years	5 years
Maximum
Risk-free interest rates	2.37%	3.01%
Volatility	103.00%	112.00%
Expected life (years)	6 years	6 years